UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 9/30/2011
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      LaGrange Capital Administration, L.L.C.

Address:   570 Lexington Avenue
           27th Floor
           New York, New York 10022


Form 13F File Number: 028-11837


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Frank LaGrange Johnson
Title:  Managing Member
Phone:  (212) 993-7057

Signature,  Place,  and  Date  of  Signing:

/s/ Frank LaGrange Johnson         New York, NY                       11/14/2011
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              19

Form 13F Information Table Value Total:  $       37,531
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- ---------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                         VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
---------------------------- ---------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
AK STL HLDG CORP             COM              001547108      475    72,582 SH       SOLE                   72,582      0    0
BASIC ENERGY SVCS INC NEW    COM              06985P100      810    57,179 SH       SOLE                   57,179      0    0
BELO CORP                    COM SER A        080555105    1,033   211,272 SH       SOLE                  211,272      0    0
CENTRAL EUROPEAN MEDIA ENTRP CL A NEW         G20045202      351    45,000     CALL SOLE                   45,000      0    0
CENTRAL EUROPEAN MEDIA ENTRP CL A NEW         G20045202    3,105   397,568 SH       SOLE                  397,568      0    0
COINSTAR INC                 COM              19259P300    2,552    63,800 SH       SOLE                   63,800      0    0
FORWARD INDS INC N Y         COM NEW          349862300    4,751 2,111,389 SH       SOLE                2,111,389      0    0
HUNTSMAN CORP                COM              447011107    1,561   161,435 SH       SOLE                  161,435      0    0
BARCLAYS BK PLC              IPTH S&P VIX NEW 06740C261   10,674   200,000     PUT  SOLE                  200,000      0    0
JPMORGAN CHASE & CO          COM              46625H100    1,804    59,900 SH       SOLE                   59,900      0    0
MANITOWOC  INC               COM              563571108      336    50,000 SH       SOLE                   50,000      0    0
MCMORAN EXPLORATION CO       COM              582411104       99    10,000     CALL SOLE                   10,000      0    0
MCMORAN EXPLORATION CO       COM              582411104      497    50,000     CALL SOLE                   50,000      0    0
MCMORAN EXPLORATION CO       COM              582411104    1,490   150,000     CALL SOLE                  150,000      0    0
MCMORAN EXPLORATION CO       COM              582411104    1,782   179,500 SH       SOLE                  179,500      0    0
NII HLDGS INC                CL B NEW         62913F201      647    24,000 SH       SOLE                   24,000      0    0
SWIFT TRANSN CO              CL A             87074U101    1,707   265,014 SH       SOLE                  265,014      0    0
VALASSIS COMMUNICATIONS INC  COM              918866104    2,426   129,460 SH       SOLE                  129,460      0    0
WEATHERFORD INTL LTD         REG SHS          H27013103    1,433   117,338 SH       SOLE                  117,338      0    0


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